Intangible Asset - Schedule of the Activity in the Intangible Asset (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning	$ 1,170
Intangible asset at ending	12,433
Cost [Member]
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning	4,861
Additions	11,348
Intangible asset at ending	16,209
Accumulated Amortization and Impairment Charges [Member]
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning	3,691
Additions	85
Intangible asset at ending	3,776
Net Balance [Member]
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning	1,170
Intangible asset at ending	12,433
Brand [Member] | Cost [Member]
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning	4,861
Additions
Intangible asset at ending	4,861
Brand [Member] | Accumulated Amortization and Impairment Charges [Member]
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning	3,691
Additions	85
Intangible asset at ending	3,776
Brand [Member] | Net Balance [Member]
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning	1,170
Intangible asset at ending	1,085
IP Portfolio [Member] | Cost [Member]
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning		[1]
Additions	1,028	[1]
Intangible asset at ending	1,028	[1]
IP Portfolio [Member] | Accumulated Amortization and Impairment Charges [Member]
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning		[1]
Additions		[1]
Intangible asset at ending		[1]
IP Portfolio [Member] | Net Balance [Member]
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning		[1]
Intangible asset at ending	1,028	[1]
Excess Purchase Price [Member] | Cost [Member]
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning		[2]
Additions	10,320	[2]
Intangible asset at ending	10,320	[2]
Excess Purchase Price [Member] | Accumulated Amortization and Impairment Charges [Member]
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning		[2]
Additions		[2]
Intangible asset at ending		[2]
Excess Purchase Price [Member] | Net Balance [Member]
Schedule of the Activity in the Intangible Asset [Line Items]
Intangible asset at beginning		[2]
Intangible asset at ending	$ 10,320	[2]

[1]	See Note 11g.
[2]	See Note 4.